Share-based Compensation	3 Months Ended	12 Months Ended
	Mar. 31, 2016	Dec. 31, 2015
Notes
Share-based Compensation

NOTE 6 – SHARE-BASED COMPENSATION

On September 30, 2015 NABUfit Global issued 30,000 shares of its common stock to two outside directors: Soren Jonassen and Ole Sigetty for their services through June 30, 2016. The shares issued were valued at $4.00 per share for a total of $240,000, which was the market price of the stock on the issuance date. Share-based compensation of $60,000 was recorded for the three months ended March 31, 2016; the balance of $60,000 is recorded as a prepaid expense to be amortized ratably over the subsequent three months.

NOTE 7 – SHARE-BASED COMPENSATION

On September 30, 2015 NABUfit Global issued 30,000 shares of its common stock to two outside directors: Soren Jonassen and Ole Sigetty for their services through June 30, 2016. The shares issued were valued at $4.00 per share for a total of $240,000, which was the market price of the stock on the issuance date. Of the total amount $80,000 was expensed prior to the reverse merger and $20,000 was recorded as share-based compensation for the period from November 30, 2015 through December 31, 2015; the balance of $120,000 is recorded as a prepaid expense to be amortized ratably over the subsequent two quarters.